Accrued Interest Date:		Collection Period Ending:
26-May-10		31-May-10
Distribution Date:	BMW Vehicle Owner Trust 2010-A	Period #
25-Jun-10		2

Balances

	Initial	Period Beginning	Period Ending	Note Pool Factor
Pool Balance	$807,017,816.96	$751,491,818.55	$726,355,036.12
Yield Supplement Overcollateralization	$31,823,968.20	$29,551,260.26	$28,444,465.31
Adjusted Pool Balance	$775,193,848.76	$721,940,558.29	$697,910,570.81
Reserve Account	$1,937,984.62	$1,937,984.62	$1,937,984.62
Overcollateralization	$25,193,848.76	$31,272,074.31	$33,333,335.50

Class A-1 Notes	$179,200,000.00	$119,868,483.98	$93,822,124.85	0.78271
Class A-2 Notes	$239,000,000.00	$239,000,000.00	$239,000,000.00	1.00000
Class A-3 Notes	$254,000,000.00	$254,000,000.00	$254,000,000.00	1.00000
Class A-4 Notes	$77,800,000.00	$77,800,000.00	$77,800,000.00	1.00000
Total Notes	$750,000,000.00	$690,668,483.98	$664,622,124.85

Reconciliation of Collection Account

Available Funds:
Available Interest:
Interest Collected on Receivables	$2,526,587
Servicer Advances	$175,315
Servicer Advance Reimbursement	$181,436
Administrative Purchase Payment	$106
Warranty Purchase Payment	$0
Recoveries	$17,659
Investment Earnings on Trust Accounts
Interest from Reserve Account	$147
Interest from Collection Account	$4,274
Total Available Interest	$2,905,524

Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal	$16,632,195
Receipts of Pre-Paid Principal	$8,251,586
Liquidation Proceeds	$124,132
Administrative Purchase Payment	$76,513
Warranty Purchase Payment	$0
Total Available Principal	$25,084,426

Advances from the Reserve Account
Release from Reserve Fund Account

Total Available Funds:	$27,989,950

Distributions:
Servicing Fees	$626,243
Non-recoverable Servicer Advance Reimbursement	$2,642
Noteholder's Accrued and Unpaid Interest	$607,507
Priority Principal Distribution to Noteholders	$26,046,359
Reserve Account deposit to achieve the Specified Reserve Account Balance	$0
Regular Principal Distribution Amount to Noteholders	$0
Owner Trustee and Indenture Trustee Fees	$0
Certificateholder Distribution	$707,198

Total Distributions	$27,989,950

Monthly Period Receivables Principal Balance Calculation
Beginning Receivable Principal Balance	$751,491,819
Monthly Principal Received
Regular Principal Received	$16,632,195
Prepaid Principal Received	$8,251,586
Liquidations	$124,132
Principal Balance Allocable to Gross Charge-offs	$52,357
Principal Portion of Repurchased Receivables	$76,513
Total Monthly Principal Amounts	$25,136,782
Ending Receivable Principal Balance	$726,355,036

Distributions

Interest Distributable Amount	Interest Rate	Current Int	Per $1,000
Class A-1 Notes	0.27929%	$41,707	$0.35
Class A-2 Notes	0.68000%	$135,433	$0.57
Class A-3 Notes	1.39000%	$294,217	$1.16
Class A-4 Notes	2.10000%	$136,150	$1.75
Total		$607,507

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Factor
Class A-1 Notes	$119,868,484	$26,046,359	$93,822,125	$145.35	52.36%
Class A-2 Notes	$239,000,000	$0	$239,000,000	$0.00	100.00%
Class A-3 Notes	$254,000,000	$0	$254,000,000	$0.00	100.00%
Class A-4 Notes	$77,800,000	$0	$77,800,000	$0.00	100.00%
Total	$690,668,484	$26,046,359	$664,622,125

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	$0	$0	$0
Class A-2 Interest Carryover Shortfall	$0	$0	$0
Class A-3 Interest Carryover Shortfall	$0	$0	$0
Class A-4 Interest Carryover Shortfall	$0	$0	$0

Yield Supplement Overcollateralization

Beginning Period Required Amount	$29,551,260
Beginning Period Amount	$29,551,260
Current Distribution Date Required Amount	$28,444,465
Current Period Release	$1,106,795
Ending Period Amount	$28,444,465
Next Distribution Date Required Amount	$27,357,594

Reserve Account

Beginning Period Required Amount	$1,937,985
Beginning Period Amount	$1,937,985
Net Investment Earnings	$147
Current Period Deposit Amount Due	$0
Current Period Deposit Amount Paid From Collection Account	$0
Current Period Release to Note Distribution Account	$0
Ending Period Required Amount	$1,937,985
Current Period Release to Depositor	$147
Ending Period Amount	$1,937,985

Overcollateralization

Beginning Period Overcollateralization Amount	$31,272,074
Target Overcollateralization Amount	$33,333,335
Ending Period Overcollateralization Amount	$33,333,335
Current Period Release	$0

Receivables Data

	Beginning Period	Ending Period
Number of Contracts	29,790	29,384
Weighted Average Remaining Term	48.68	47.76
Weighted Average Annual Percentage Rate	4.16%	4.16%

Delinquencies Aging Profile End of Period	Dollar Amount	Percentage
30-59 days	$3,873,841	0.53%
60-89 days	$698,913	0.10%
90-119 days	$179,612	0.02%
120+ days	$41,734.75	0.01%
Total 30+ days past due	$4,794,101	0.66%

Write-offs
Gross Write-Offs for Current Period	54,018
Recoveries for Current Period	17,659
Net Write-Offs for Current Period	36,359

Cumulative Realized Losses	36,359	0.00%

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	$447,439	15
Ending Period Repossessed Receivables Balance	$497,420	17
Principal Balance of 90+ Day Repossessed Vehicles	$0	-